U.S. Bancorp (Parent Company) - Additional Information (Detail) (USD $) In Billions, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Condensed Financial Information Of Parent Company Only Disclosure [Line Items]
Loan Limits to the company or individual affiliate	10.00%
Maximum limit of loans to the Company and all affiliates	20.00%
Dividends available to the parent company	$ 7.9